CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from operating activities:
Net income/(loss)	$ 37,523	$ (105,204)	$ 13,437
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Depreciation	137,414	143,938	106,178
Amortization of deferred drydocking and special survey costs	5,482	6,070	5,800
Impairment loss	19,004	129,630
Amortization of finance costs	15,431	14,314	9,700
Exit fees accrued on debt	3,763	2,762	1,592
Payments for drydocking and special survey costs deferred	(283)	(9,308)	(7,218)
Loss/(gain) on sale of vessels	449	(830)
Stock based compensation	75	139	2,182
Change in fair value of warrants			2,253
Amortization of deferred realized losses on interest rate swaps	4,017	3,524	1,575
Unrealized (gain)/loss on derivatives	(22,121)	739	(10,537)
Realized losses on cash flow hedges deferred in Other Comprehensive Loss		(7,035)	(31,320)
(Increase)/decrease in:
Accounts receivable	(4,297)	435	(64)
Inventories	3,235	(1,544)	(6,269)
Prepaid expenses	(113)	605	113
Due from related parties	(1,795)	(3,536)	1,978
Other assets, current and non-current	(11,379)	(7,338)	(10,352)
Increase/(decrease) in:
Accounts payable	(858)	(1,162)	396
Accrued liabilities	(1,983)	(1,218)	(15,853)
Unearned revenue	1,858	(1,546)	(4,404)
Other liabilities, current and long-term	3,603	3,123	305
Net cash provided by operating activities	189,025	166,558	59,492
Cash flows from investing activities:
Vessels under construction and vessels additions	(46,839)	(375,424)	(644,593)
Net proceeds from sale of vessels	52,926	5,635
Net cash provided by/(used) in investing activities	6,087	(369,789)	(644,593)
Cash flows from financing activities:
Proceeds from long-term debt		266,920	482,286
Payments on long-term debt	(113,634)	(48,124)	(45,369)
Payments on Vendor financing	(57,387)	(10,857)
Deferred finance costs	(100)	(100)	(30,287)
Increase in restricted cash	(11,466)	(342)	(2)
Net cash (used in)/provided by financing activities	(182,587)	207,497	406,628
Net increase/(decrease) in cash and cash equivalents	12,525	4,266	(178,473)
Cash and cash equivalents, beginning of year	55,628	51,362	229,835
Cash and cash equivalents, end of year	68,153	55,628	51,362
Supplementary Cash Flow information
Cash paid for interest, net of capitalized interest	92,887	84,847	53,741
Non-cash capitalized interest on vessels under construction			1,401
Non-cash other predelivery expenses on vessels under construction			410
Final installments for delivered vessels financed under Vendor Financing arrangement		124,855	65,145
Non-cash deferred financing fees	$ 87	$ 86	$ 56,519